Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Freight tax provisions (note 18)	$ 41,404	$ 47,813	$ 42,477	$ 46,956
Office lease liability – long-term (note 1)	28,716	40,432
Liability, Retirement and Postemployment Benefits	5,091	6,594
Other	1,458	786
Other long-term liabilities (note 7)	56,651	63,957
Office Building [Member]
Office lease liability – long-term (note 1)	$ 8,698	$ 8,764